Restructuring and Other Related Charges	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Restructuring and Related Activities [Abstract]
Restructuring and Other Related Charges

NOTE 12 — RESTRUCTURING AND OTHER RELATED CHARGES

Restructuring and other related charges as classified in our condensed consolidated statements of income were as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
(in thousands)	2018	2017	2018	2017
Cost of goods and services	$(33)	$(16)	$1,557	$(17)
Selling, general and administrative expense	(6)	24	916	38

Total	$(39)	$8	$2,473	$21

Restructuring and other related charges during 2018 were incurred in our Production & Automation Technologies segment. These charges reflect costs associated with exiting certain product lines and include severance and related benefit costs, early lease termination and other related charges. Our restructuring programs were designed to better align our costs and operations with current market conditions and include measures such as targeted facility consolidations, headcount reductions and other actions to further optimize our operations.

Our liability balances for restructuring and other exit activities were $1.5 million and $2.6 million as of September 30, 2018 and December 31, 2017, respectively, and primarily include ongoing lease commitment obligations for facilities closed in prior periods and employee severance and related benefits. Our restructuring initiatives are complete and our liability balances for restructuring and other exit activities are expected to be mostly settled by mid-2019.

9. Restructuring Activities

The Company initiated various restructuring programs and incurred severance and other restructuring costs by segment as follows:

	Years Ended December 31,
	2017	2016	2015
Production & Automation Technologies	$6,921	$12,757	$18,750
Drilling Technologies	—	2,405	2,480

Total	$6,921	$15,162	$21,230

These amounts are classified in the Combined Statements of Income as follows:

Cost of goods and services	$6,332	$9,465	$9,095
Selling, general and administrative expenses	589	5,697	12,135

Total	$6,921	$15,162	$21,230

The restructuring charges of $6,921, $15,162 and $21,230 incurred during 2017, 2016 and 2015, respectively, included the following programs, which were substantially completed during those three years:

•

The Production & Automation Technologies segment incurred restructuring charges of $6,921, $12,757 and $18,750 during 2017, 2016 and 2015, respectively, related to various programs across the segment, primarily focused on facility consolidations, exit of certain nonstrategic product lines and workforce reductions. The 2017 programs were initiated to continue to optimize our operations as the market recovered and the 2016 and 2015 programs were initiated to better align the cost base with the significantly lower demand environment.

•

The Drilling Technologies segment recorded no restructuring charges during 2017. The segment recorded $2,405 and $2,480 in restructuring charges during 2016 and 2015, respectively, related to various programs across the segment, primarily focused on workforce reductions across various businesses to better align the cost base with the significantly lower demand environment.

The following table details the Company’s severance and other restructuring accrual activities:

	Severance	Exit	Total
Balance at December 31, 2014	$95	$—	$95
Restructuring charges	9,366	11,864	21,230
Payments	(8,197)	(3,947)	(12,144)
Other, including foreign currency translation (1)	(100)	(7,194)	(7,294)

Balance at December 31, 2015	1,164	723	1,887
Restructuring charges	10,496	4,666	15,162
Payments	(11,235)	(2,410)	(13,645)
Other, including foreign currency translation (1)	(175)	(2,770)	(2,945)

Balance at December 31, 2016	$250	$209	$459

Restructuring charges	151	6,770	6,921
Payments	(400)	(978)	(1,378)
Other, including foreign currency translation (1)	(1)	(3,450)	(3,451)

Balance at December 31, 2017	$—	$2,551	$2,551

(1)

Other activity in exit reserves primarily represents the non-cash write-off of long-lived assets and inventory in connection with certain facility closures and exit of certain nonstrategic product lines.

The restructuring accrual balance at December 31, 2017 primarily reflects restructuring plans initiated during the year, as well as ongoing lease commitment obligations for facilities closed in prior periods.

Additional programs may be implemented during 2018 with related restructuring charges.